BALANCE SHEET COMPONENTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Inventory, Current
Inventory includes raw materials and purchased components in support of the pre-series
Nikola Tre BEV builds which commenced in October 2021, and consists of the following:

As of September 30, 2021

Raw materials	$3,644
Work in process	—
Finished goods	—

Total inventory	$3,644

Property, Plant and Equipment
Property, plant and equipment consist of the following at September 30, 2021 and December 31, 2020:

	As of
	September 30, 2021	December 31, 2020
Buildings	$58,708	$—
Machinery and equipment	31,141	14,820
Furniture and fixtures	1,480	1,480
Leasehold improvements	2,854	1,488
Software	6,552	4,285
Finance lease assets	40,380	34,775
Construction-in-progress	65,276	21,218
Other	2,979	1,750

Property, plant and equipment, gross	209,370	79,816
Less: accumulated depreciation and amortization	(8,715)	(8,415)

Total property, plant and equipment, net	$200,655	$71,401

Property and equipment consist of the following at December 31, 2020 and 2019, respectively:

	As of December 31,
	2020	2019
Machinery and equipment	$14,820	$13,483
Furniture and fixtures	1,480	1,228
Leasehold improvements	1,488	1,437
Software	4,285	1,909
Building	—	33,248
Finance lease asset	34,775	—
Construction-in-progress	21,218	4,264
Other	1,750	1,309

Property and equipment, gross	79,816	56,878
Less: accumulated depreciation and amortization	(8,415)	(3,500)

Total property and equipment, net	$71,401	$53,378

Schedule of Accounts Payable and Accrued Liabilities
Accrued expenses and other current liabilities consisted of the following at September 30, 2021 and December 31, 2020:

	As of
	September 30, 2021	December 31, 2020
Accrued payroll and payroll related expenses	$3,563	$1,105
Accrued deferred issuance costs	439	285
Accrued outsourced engineering services	6,438	2,514
Accrued purchases of property, plant and equipment	3,878	2,533
Accrued legal expenses	5,373	8,845
Derivative liability	7,386	—
Accrued purchase of intangible asset	11,577	—
Legal loss contingency	125,000	—
Other accrued liabilities	7,230	2,457

Total accrued expenses and other current liabilities	$170,884	$17,739

Accrued expenses and other current liabilities consisted of the following at December 31, 2020 and 2019, respectively:

	As of December 31,
	2020	2019
Accrued payroll and payroll related expenses	$1,105	$1,385
Accrued stock issuance costs	285	4,695
Accrued outsourced engineering services	2,514	3,205
Accrued purchases of property and equipment	2,533	433
Accrued legal expenses	8,845	243
Other accrued expenses	2,457	804
Current portion of finance lease liability	1,070	—
Current portion of BTS lease financing liability	—	660

Total accrued expenses and other current liabilities	$18,809	$11,425

Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consisted of the following at December 31, 2020 and 2019, respectively:

	As of December 31,
	2020	2019
Materials and supplies	$—	$1,872
Prepaid expenses and other current assets	5,368	2,663

Total prepaid expenses and other current assets	$5,368	$4,535